Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000232397 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232397 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232397 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232397 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232397 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232397 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232397 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232397 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232397 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232397 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232397 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000232397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000232397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000232397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000232397 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227588 | Verve Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227588 | Ginkgo Bioworks Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227588 | Novonesis Novozymes
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227588 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227588 | CRISPR Therapeutics AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227588 | Intellia Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227588 | Twist Bioscience Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227588 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227588 | Agios Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227588 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227588 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000227588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000227588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214236 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214236 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214236 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214236 | Olo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Rubrik, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Veeva Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214236 | Toast, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214236 | BlackLine, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214236 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	88.70%
C000214236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224004 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000224004 | Zscaler, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224004 | Crowdstrike Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000224004 | Rubrik, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224004 | Datadog, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000224004 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000224004 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224004 | Fortinet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224004 | SentinelOne, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000224004 | NetApp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224004 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000224004 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000224004 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224004 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164637 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164637 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164637 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164637 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164637 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164637 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000164637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000164637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164637 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000164637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000164637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164635 | Sydbank AS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164635 | Harel Insurance Investments & Financial Services Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164635 | Cofinimmo SA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164635 | Plus500 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | Hoegh Autoliners ASA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | Coface SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | Suedzucker AG
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | Menora Mivtachim Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | TP ICAP Group PLC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | Mandatum OYJ
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164635 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164635 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164635 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164635 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000164635 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000164635 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164635 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164635 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000164635 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164635 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000164635 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000227316 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227316 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227316 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227316 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227316 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227316 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227316 | Naspers Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227316 | Xiaomi Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227316 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227316 | China Construction Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227316 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000227316 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000227316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000227316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000227316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000227316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000235377 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000235377 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000235377 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000235377 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235377 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235377 | Al Rajhi Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235377 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000235377 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000235377 | MediaTek, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235377 | Hon Hai Precision Industry Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000235377 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000235377 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000235377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000235377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000235377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000235377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000235377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000235377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000235377 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227314 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227314 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227314 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227314 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000227314 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000227314 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000227314 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227314 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000227314 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000227314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000227314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000227314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000227314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000168143 | Bank of America Corp.2.5924/29/2031
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000168143 | Wells Fargo & Co.4.8087/25/2028
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | HCA, Inc.4.1256/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | U.S. Bancorp5.7756/12/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Morgan Stanley3.954/23/2027
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Deutsche Bank AG5.2975/9/2031
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Bank of America Corp.3.1947/23/2030
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Capital One Financial Corp.3.81/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Bank of America Corp.3.41912/20/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Broadridge Financial Solutions, Inc.3.46/27/2026
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168143 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168143 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000168143 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168143 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000168143 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000168143 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000168143 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000168143 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000168143 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000168143 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000168143 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200315 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200315 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200315 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200315 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000200315 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200315 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200315 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200315 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200315 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200315 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000200315 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200315 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000200315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000200315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000200315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000200315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000168145 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000168145 | United Rentals North America, Inc.3.8752/15/2031
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Tenneco, Inc.8.011/17/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168145 | United Airlines, Inc.4.6254/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168145 | DaVita, Inc.4.6256/1/2030
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168145 | Post Holdings, Inc.4.59/15/2031
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Sirius XM Radio LLC4.1257/1/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | MPT Operating Partnership LP/MPT Finance Corp.5.010/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.6.751/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | NGL Energy Operating LLC/NGL Energy Finance Corp.8.3752/15/2032
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168145 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168145 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000168145 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000168145 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000168145 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000168145 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168145 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000168145 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168145 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000168144 | Bank of America Corp.1.7347/22/2027
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000168144 | Morgan Stanley1.5127/20/2027
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168144 | Deutsche Bank AG6.721/18/2029
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168144 | Bank of America Corp.2.5512/4/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | L3Harris Technologies, Inc.4.46/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Bank of America Corp.3.7054/24/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Elevance Health, Inc.4.1013/1/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Bank of America Corp.5.2024/25/2029
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Philip Morris International, Inc.4.8752/13/2029
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Truist Financial Corp.1.2673/2/2027
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000168144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168144 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168144 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168144 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000168144 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000168144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000168144 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%